Note receivables (Details 2) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of note receivables
Receivables	R$ 8,104,679	R$ 3,522,349
Due within 30 days
Maturity analysis of note receivables
Receivables	4,323,893	2,213,929
Due within 31 to 120 days
Maturity analysis of note receivables
Receivables	3,135,358	1,045,825
Due within 121 to 180 days
Maturity analysis of note receivables
Receivables	468,913	114,953
Due within 181 to 360 days
Maturity analysis of note receivables
Receivables	R$ 176,515	R$ 147,642